As filed with the Securities and Exchange Commission
on January 27, 2023

 1933 Act File No. 333-215607

1940 Act File No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 49

 and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 55

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor, New York, NY 10006

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 880-0200

(Name and Address of Agent for Service)	Copy to:
Carly Arison One Liberty Plaza, 46th Floor New York, NY 10006	Barry Pershkow Counsel to the Trust Chapman & Cutler LLP 1270 Avenue of the Americas, 30th Floor New York, New York 10020

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b); or

[X]	on (February 26, 2023) pursuant to paragraph (b); or

[ ]	60 days after filing pursuant to paragraph (a)(1); or

[ ]	on (date) pursuant to paragraph (a)(1); or

[ ]	75 days after filing pursuant to paragraph (a)(2); or

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SYNTAX ETF TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the Syntax Stratified LargeCap ESG ETF, Syntax Stratified All-World ETF and Syntax LargeCap ESG Hedged ETF is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 24, 2021, accession number 0001398344-21-019137 (“PEA No. 27”).

Part B:  The Statement of Additional Information for the Syntax Stratified LargeCap ESG ETF, Syntax Stratified All-World ETF and Syntax LargeCap ESG Hedged ETF is incorporated herein by reference to PEA No. 27.

Part C:  Incorporated herein by reference to PEA No. 27.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 26, 2023, the effectiveness of the registration statement for the Syntax Stratified LargeCap ESG ETF, Syntax Stratified All-World ETF and Syntax LargeCap ESG Hedged ETF, filed in Post-Effective Amendment No. 27 on September 24, 2021, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 49 to Registration Statement No. 333-215607 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 27th day of January 2023.

SYNTAX ETF TRUST

(Registrant)

By:	/s/ Carly Arison

Carly Arison

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 49 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Rory B. Riggs*	Chief Executive Officer (Principal Executive Officer) and Trustee	January 27, 2023
Rory B. Riggs

/s/ David Jaffin*	Treasurer and Principal Financial Officer (fulfills the role of principal accounting officer)	January 27, 2023
David Jaffin

/s/ Kathy Cuocolo*	Trustee	January 27, 2023
Kathy Cuocolo

/s/ Deborah Fuhr*	Trustee	January 27, 2023
Deborah Fuhr

/s/ George Hornig*	Trustee	January 27, 2023
George Hornig

/s/ Richard Lyons*	Trustee	January 27, 2023
Richard Lyons

/s/ Stewart Myers*	Trustee	January 27, 2023
Steward Myers

* by: /s/ Carly Arison	President	January 27, 2023
Carly Arison **

(**Attorney-in-fact pursuant to power of attorney previously filed.)